Fair Value Measurements - Note payable (Details) $ in Thousands			3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 20, 2023 USD ($)	Dec. 08, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 08, 2023 USD ($)
Short-Term Debt [Line Items]
Settlement of note payable			$ 10,000		$ 10,000
Change in fair value of note payable			2,244	$ 156	$ 2,244	$ 200
Proceeds form issuance of note				$ 7,600
Note payable
Short-Term Debt [Line Items]
Percentage of interest rate		9.00%
Maturity term		12 months
Number of Days After the Date of Business Combination for Maturity Term		5 days
Percentage of the Face Amount Including Accrued Interest Payable if the Business Combination Not Consummated		120.00%
Note payable | Hydra
Short-Term Debt [Line Items]
Settlement of note payable	$ 10,000
Change in fair value of note payable			$ 2,200
Proceeds form issuance of note		$ 7,600
Face amount of note		$ 8,000					$ 10,000
Percentage of Principal Amount Payable for Waiving the Acceleration Right in Consideration							125.00%
Weighted average discount rate
Short-Term Debt [Line Items]
Measurement input				0.090		0.090
Weighted average time to repayment
Short-Term Debt [Line Items]
Measurement input				0.006		0.006